Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

March 10, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Turner Funds
(1933 Act Registration No. 333-00641)
(1940 Act Registration No. 811-07527)

Ladies and Gentlemen:

On behalf of the Turner Funds (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the supplement to the Prospectus, dated January 31, 2011, for the Turner Global Opportunities Fund filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on February 16, 2011; such supplement (accession number 0001104659-11-007781) is incorporated by reference into this Rule 497 document.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2883.

Very truly yours,

/s/ Lisa K. Whittaker
Lisa K. Whittaker

cc:	Michael P. Malloy
Joshua B. Deringer